CALIFORNIA UTILITIES' REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters (Tables) [Abstract]
Schedule Of Utility Incentive Awards
UTILITY INCENTIVE AWARDS 2010-2012
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Sempra Energy Consolidated
Energy efficiency	$6	$16	$15
Unbundled natural gas storage and hub services	3	4	15
Natural gas procurement	6	6	12
Operational incentives	5	3	1
Total awards	$20	$29	$43
SDG&E
Energy efficiency	$3	$14	$5
Operational incentives	2	1	1
Total awards	$5	$15	$6
SoCalGas
Energy efficiency	$3	$2	$10
Unbundled natural gas storage and hub services	3	4	15
Natural gas procurement	6	6	12
Operational incentives	3	2	―
Total awards	$15	$14	$37

Schedule of SONGS Investment
SUMMARY OF SDG&E NET BOOK INVESTMENT AND RATE BASE INVESTMENT IN SONGS(1)
(Dollars in millions)
	Unit 2	Unit 3	Common Plant	Total
Net book investment:
Net property, plant and equipment, including
construction work in progress	$152	$115	$120	$387
Materials and supplies	―	―	10	10
Nuclear fuel	―	―	115	115
Net book investment	$152	$115	$245	$512

Rate base investment	$103	$93	$79	$275
(1)	Excludes nuclear decommissioning-related assets and liabilities.

SUMMARY OF SDG&E NET BOOK INVESTMENT AND RATE BASE INVESTMENT IN SONGS(1)
(Dollars in millions)
	Unit 2	Unit 3	Common Plant	Total
Net book investment:
Net property, plant and equipment, including
construction work in progress	$152	$115	$120	$387
Materials and supplies	―	―	10	10
Nuclear fuel	―	―	115	115
Net book investment	$152	$115	$245	$512

Rate base investment	$103	$93	$79	$275
(1)	Excludes nuclear decommissioning-related assets and liabilities.

Schedule of Cost of Capital Decision
COST OF CAPITAL FINAL DECISION RECAP

SDG&E				SoCalGas
Authorized Weighting	Authorized Rate of Recovery	Weighted Authorized ROR		Authorized Weighting	Authorized Rate of Recovery	Weighted Authorized ROR
45.25%	5.00%	2.26%	Long-Term Debt	45.60%	5.77%	2.63%
2.75%	6.22%	0.17%	Preferred Stock	2.40%	6.00%	0.14%
52.00%	10.30%	5.36%	Common Equity	52.00%	10.10%	5.25%
100.00%		7.79%		100.00%		8.02%